Consolidated Statements of Shareholders' Equity ¥ in Thousands	Ordinary Shares Class A ordinary shares USD ($) shares	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares USD ($) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2014		¥ 17,278		¥ 22,053	$ (2,039,656)	¥ (13,379)		¥ 1,587,227		¥ 65,968		¥ 52,852		¥ (15,341)				¥ 1,716,658
Balance (in shares) at Dec. 31, 2014 | shares	262,244,298	262,244,298	317,325,360	317,325,360
Share-based compensation								34,354										34,354
Issuance of ordinary shares upon settlement of share-based awards		¥ 240						8,534										8,774
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares	3,822,780	3,822,780
Repurchase of ordinary shares						¥ (65,910)												(65,910)
Repurchase of ordinary shares (in shares) | shares					(10,776,568)	(10,776,568)
Cancellation of repurchased ordinary shares		¥ (785)				¥ 79,289		(79,011)										(507)
Cancellation of repurchased ordinary shares (in shares) | shares	(12,816,224)	(12,816,224)			12,816,224	12,816,224
Appropriation to statutory reserves										4,343		(4,343)
Fair value changes of available-for-sale investments														15,869				15,869
Foreign currency translation adjustment														22,813				22,813
Capital contribution received from noncontrolling shareholders																¥ 250		250
Net income												73,584				(1,199)		72,385
Balance at Dec. 31, 2015		¥ 16,733		¥ 22,053				1,551,104		70,311		122,093		23,341		(949)		1,804,686
Balance (in shares) at Dec. 31, 2015 | shares	253,250,854	253,250,854	317,325,360	317,325,360
Share-based compensation								1,890										1,890
Issuance of ordinary shares upon settlement of share-based awards		¥ 110						2,517										2,627
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares	1,658,936	1,658,936
Appropriation to statutory reserves										7,635		(7,635)
Fair value changes of available-for-sale investments														247,336				247,336
Foreign currency translation adjustment														27,669				27,669
Net income												80,611				(2,391)		78,220
Balance at Dec. 31, 2016		¥ 16,843		¥ 22,053				1,555,511		77,946		195,069		298,346		(3,340)		2,162,428
Balance (in shares) at Dec. 31, 2016 | shares	254,909,790	254,909,790	317,325,360	317,325,360
Share-based compensation								20,852										20,852
Issuance of ordinary shares upon settlement of share-based awards		¥ 337						11,212										11,549
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares	5,091,696	5,091,696
Appropriation to statutory reserves										3,291		(3,291)
Fair value changes of available-for-sale investments														321,538			$ 49,419,000	321,538
Foreign currency translation adjustment														(49,640)			(7,630,000)	(49,640)
Net income												37,472				(3,048)	5,291,000	34,424
Balance at Dec. 31, 2017	$ 2,641,000	¥ 17,180	$ 3,389,000	¥ 22,053			$ 244,006,000	¥ 1,587,575	$ 12,486,000	¥ 81,237	$ 35,235,000	¥ 229,250	$ 87,645,000	¥ 570,244	$ (982,000)	¥ (6,388)	$ 384,420,000	¥ 2,501,151
Balance (in shares) at Dec. 31, 2017 | shares	260,001,486	260,001,486	317,325,360	317,325,360